Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 08, 2019	Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	cfbk
Entity Registrant Name	CENTRAL FEDERAL CORP
Entity Central Index Key	0001070680
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 56.1
Entity Common Stock, Shares Outstanding		4,392,296